UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

The RSQ International Equity Fund

Semi-Annual Report	April 30, 2016

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-355-4RSQ; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

Sector Weightings†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.4%
	Shares	Value

AUSTRALIA — 0.6%
Newcrest Mining*	16,921	$244,964

AUSTRIA — 1.0%
ANDRITZ	6,830	382,608

BELGIUM — 3.0%
Anheuser-Busch InBev	1,992	246,633
KBC Groep	9,764	548,309
Telenet Group Holding*	7,680	381,757

		1,176,699

CANADA — 7.5%
Agnico Eagle Mines	5,358	253,699
Barrick Gold	21,812	422,971
Eldorado Gold	46,062	194,530
Fairfax Financial Holdings	987	529,904
First Quantum Minerals	25,795	220,141
Goldcorp	20,784	419,463
Kinross Gold*	53,549	305,664

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CANADA — continued
New Gold*	25,868	$121,843
Restaurant Brands International	11,183	483,777

		2,951,992

CHILE — 0.2%
Antofagasta	11,120	78,712

CHINA — 4.6%
Alibaba Group Holding ADR*	1,489	114,564
Baidu ADR*	822	159,714
China Telecom, Cl H	188,000	93,549
China Unicom Hong Kong	82,000	96,829
Ctrip.com International ADR*	2,659	115,959
Tencent Holdings	28,600	585,848
Want Want China Holdings	857,000	660,659

		1,827,122

CZECH REPUBLIC — 0.4%
Komercni banka a.s.	742	152,673

DENMARK — 2.1%
Novo Nordisk, Cl B	4,610	257,447
Vestas Wind Systems	5,470	391,418
William Demant Holding*	1,872	192,434

		841,299

FINLAND — 0.9%
Metso	14,890	357,967

FRANCE — 10.4%
Electricite de France	27,215	391,034
Kering	1,132	194,026
Legrand	3,473	197,855
L’Oreal	1,031	187,106

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FRANCE — continued
LVMH Moet Hennessy Louis Vuitton	1,656	$275,210
Orange	6,340	105,146
Publicis Groupe	4,750	351,612
Remy Cointreau	2,345	194,669
Safran	5,350	368,697
Sanofi	1,140	94,153
Schneider Electric*	3,155	205,395
Technip*	5,400	316,108
Thales	2,302	199,062
TOTAL	12,820	645,038
Unibail-Rodamco‡	815	218,429
Vinci	2,582	192,933

		4,136,473

GERMANY — 5.9%
Adidas	1,640	211,504
Allianz	1,370	232,623
Deutsche Telekom	6,457	113,040
Fresenius	9,493	690,637
Infineon Technologies	14,070	200,229
Linde	1,355	207,029
ProSiebenSat.1 Media	3,750	191,215
SAP	3,710	290,307
Vonovia	6,394	215,196

		2,351,780

HONG KONG — 3.5%
AIA Group	151,800	913,868
Hong Kong Exchanges and Clearing	19,200	485,866

		1,399,734

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

INDIA — 0.5%
Infosys ADR	9,920	$186,496

INDONESIA — 0.3%
Gudang Garam	23,000	120,773

ISRAEL — 0.5%
Teva Pharmaceutical Industries ADR	3,387	184,422

ITALY — 2.4%
Buzzi Unicem	15,810	299,505
Intesa Sanpaolo	161,098	446,521
UniCredit	52,590	203,228

		949,254

JAPAN — 11.5%
Central Japan Railway	2,300	413,162
Daikin Industries	3,800	310,869
Daito Trust Construction	1,700	244,246
East Japan Railway	1,600	145,331
Japan Hotel REIT Investment‡	240	215,063
Japan Tobacco	4,500	183,822
Kao	10,800	610,839
KDDI	10,300	302,138
Komatsu	11,200	196,828
Makita	2,400	153,565
Mitsui Fudosan	8,000	201,067
Mizuho Financial Group	125,200	193,546
Nippon Telegraph & Telephone	10,900	491,121
NTT DOCOMO	16,000	385,018
ORIX	13,300	194,069
Seven & i Holdings	7,000	294,072

		4,534,756

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

MEXICO — 1.2%
Cemex*	610,584	$455,552

NETHERLANDS — 2.0%
ASML Holding*	6,120	591,602
NXP Semiconductors*	2,368	201,943

		793,545

SOUTH KOREA — 2.4%
Amorepacific	789	282,181
KT&G	2,438	263,186
LG Household & Health Care	191	168,805
Samsung Electronics	208	227,278

		941,450

SPAIN — 3.1%
Banco Santander	106,950	541,549
Bolsas y Mercados Espanoles	4,560	154,333
Merlin Properties Socimi‡	44,916	522,159

		1,218,041

SWEDEN — 1.7%
Alfa Laval	22,530	355,539
Kambi Group*	19,170	330,952

		686,491

SWITZERLAND — 3.9%
Actelion*	1,243	201,007
Nestle	5,242	391,031
Novartis	6,906	527,406
Roche Holding	1,720	435,159

		1,554,603

TAIWAN — 1.0%
Taiwan Semiconductor Manufacturing ADR	17,510	413,061

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — 19.2%
Amec Foster Wheeler	42,730	$309,158
Anglo American	15,850	177,252
AstraZeneca	2,990	172,048
BP	71,550	391,741
British American Tobacco	5,380	328,645
BT Group, Cl A	20,536	133,329
Compass Group	10,009	178,732
easyJet	17,610	379,988
GlaxoSmithKline	13,880	296,656
Glencore*	36,392	86,843
Imperial Brands	4,435	241,585
InterContinental Hotels Group	3,428	137,042
Liberty Global, Cl A*	5,314	200,497
Lloyds Banking Group	502,820	494,025
Prudential	11,690	230,755
Randgold Resources	2,705	268,265
Reckitt Benckiser Group	2,003	195,241
Rio Tinto	4,640	156,368
Royal Dutch Shell, Cl A	27,160	708,005
SABMiller	2,287	140,207
Shire	4,730	295,244
Smiths Group	23,330	378,672
Unilever	6,870	307,401
Vodafone Group	51,435	165,161
Whitbread	8,795	498,861
WPP	31,725	741,725

		7,613,446

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES — 0.6%
Valeant Pharmaceuticals International*	6,580	$219,509

TOTAL COMMON STOCK (Cost $33,927,261)		35,773,422

EXCHANGE TRADED FUNDS — 4.6%
iShares MSCI Brazil Capped ETF	22,450	662,500
iShares MSCI Indonesia ETF	15,900	367,131
iShares MSCI Thailand Capped ETF	5,575	378,821
Market Vectors Russia ETF	22,392	397,234

TOTAL EXCHANGE TRADED FUNDS (Cost $1,769,278)		1,805,686

PREFERRED STOCK — 0.7%
BRAZIL — 0.2%
Vale	19,100	87,286

GERMANY — 0.5%
Volkswagen	1,455	210,726

TOTAL PREFERRED STOCK (Cost $272,289)		298,012

TOTAL INVESTMENTS — 95.7% (Cost $35,968,828)		$37,877,120

Percentages are based on Net Assets of $39,591,166.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

The outstanding forward foreign currency contracts held by the Fund at April 30, 2016 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Goldman Sachs International	10/11/16	BRL	2,044,000	USD	552,507	$(10,350)
Goldman Sachs International	10/3/16	EUR	3,975,000	USD	4,521,165	(54,781)
Goldman Sachs International	6/9/16-10/31/16	GBP	2,335,000	USD	3,361,405	(60,138)
Goldman Sachs International	10/4/16	USD	1,923,044	AUD	2,526,000	(8,016)
Goldman Sachs International	10/11/16	USD	531,323	BRL	2,044,000	31,534
Goldman Sachs International	9/30/16	USD	1,056,920	CAD	1,375,000	40,984
Goldman Sachs International	10/11/16	USD	570,402	CHF	540,000	(2,289)
Goldman Sachs International	10/3/16	USD	564,070	EUR	497,000	8,067
Goldman Sachs International	6/9/16	USD	1,916,231	GBP	1,330,000	32,021
Goldman Sachs International	10/11/16-11/2/16	USD	1,975,119	JPY	217,000,000	65,609
Goldman Sachs International	10/11/16	USD	368,766	SGD	498,000	942
Goldman Sachs International	10/31/16	USD	571,938	TWD	18,445,000	566
Goldman Sachs International	10/11/16	USD	547,321	ZAR	8,600,000	39,518

						$83,667

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2016.

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$244,964	$—	$—	$244,964
Austria	382,608	—	—	382,608
Belgium	1,176,699	—	—	1,176,699
Canada	2,951,992	—	—	2,951,992
Chile	78,712	—	—	78,712
China	1,827,122	—	—	1,827,122
Czech Republic	152,673	—	—	152,673
Denmark	841,299	—	—	841,299
Finland	357,967	—	—	357,967
France	4,136,473	—	—	4,136,473
Germany	2,351,780	—	—	2,351,780
Hong Kong	1,399,734	—	—	1,399,734
India	186,496	—	—	186,496
Indonesia	120,773	—	—	120,773
Israel	184,422	—	—	184,422
Italy	949,254	—	—	949,254
Japan	—	4,534,756	—	4,534,756
Mexico	455,552	—	—	455,552
Netherlands	793,545	—	—	793,545
South Korea	941,450	—	—	941,450
Spain	1,218,041	—	—	1,218,041
Sweden	686,491	—	—	686,491
Switzerland	1,554,603	—	—	1,554,603
Taiwan	413,061	—	—	413,061
United Kingdom	7,613,446	—	—	7,613,446
United States	219,509	—	—	219,509

Total Common Stock	31,238,666	4,534,756	—	35,773,422
Exchange Traded Funds	1,805,686	—	—	1,805,686
Preferred Stock
Brazil	87,286	—	—	87,286
Germany	210,726	—	—	210,726

Total Preferred Stock	298,012	—	—	298,012

Total Investments in Securities	$33,342,364	$4,534,756	$—	$37,877,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts^
Unrealized Appreciation	$—	$219,241	$—	$219,241
Unrealized Depreciation	—	(135,574)	—	(135,574)

Total Other Financial Instruments	$—	$83,667	$—	$83,667

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of market closure in Japan which resulted in a halt in trading of these securities.
^	Forwards contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the six months ended April 30, 2016, there were transfers between Levels 2 and 1 due to foreign equity securities being fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2016, securities with total value of $4,534,756 were classified as level 2 due to market closure in Japan which resulted in a halt in trading of these securities. There were no other significant transfers between Level 1 and 2 assets for the six months ended April 30, 2016. All other transfers were considered to have occurred as of the end of the six months. For the six months ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $35,968,828)	$37,877,120
Foreign Currency, at Value (Cost $175,400)	175,494
Receivable for investments sold	3,099,859
Cash Equivalents	944,661
Unrealized Appreciation on Forward Foreign Currency Contracts	219,241
Reclaim Receivable	154,925
Dividend Receivable	102,444
Unrealized Gain on Spot Foreign Currency Contracts	786
Prepaid Expenses	17,046

Total Assets	42,591,576

Liabilities:
Payable for Investment Securities Purchased	2,785,852
Unrealized Depreciation on Forward Foreign Currency Contracts	135,574
Payable due to Administrator	11,475
Payable due to Adviser	6,333
Payable due to Trustees	2,479
Unrealized Loss on Spot Foreign Currency Contracts	2,446
Chief Compliance Officer Fees Payable	1,912
Distribution Fees payable	153
Other Accrued Expenses and Other Payables	54,186

Total Liabilities	3,000,410

Net Assets	$39,591,166

Net Assets Consist of:
Paid-in Capital	$49,251,284
Distributions in Excess of Net Investment Income	(118,788)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(11,532,554)
Net Unrealized Appreciation on Investments	1,908,292
Net Unrealized Appreciation on Forward Foreign Currency Contracts and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	82,932

Net Assets	$39,591,166

Institutional Class Shares:
Net Assets	$38,660,079
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	4,675,512
Net Asset Value, Offering and Redemption Price Per Share	$8.27

Investor Class Shares:
Net Assets	$931,087
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	112,794
Net Asset Value, Offering and Redemption Price Per Share	$8.25

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$437,962
Interest	1,788
Less: Foreign Taxes Withheld	(39,743)

Total Investment Income	400,007

Expenses:
Investment Advisory Fees	178,836
Administration Fees	69,681
Distribution Fees (Investor Class)	1,520
Chief Compliance Officer Fees	2,965
Trustees’ Fees	7,482
Transfer Agent Fees	35,844
Registration and Filing Fees	15,585
Legal Fees	15,005
Printing Fees	12,868
Audit Fees	11,936
Custodian Fees	8,534
Other Expenses	5,656

Total Expenses	365,912

Less:
Investment Advisory Fee Waiver	(118,484)
Fees Paid Indirectly (Note 4)	(4)

Net Expenses	247,424

Net Investment Income	152,583

Net Realized Loss on:
Investments	(4,135,213)
Forward Contracts	(122,733)
Foreign Currency Transactions	(51,193)

Net Realized Loss	(4,309,139)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	853,784
Forwards Contracts	121,100
Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	7,947

Net Change in Unrealized Appreciation	982,831

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(3,326,308)

Net Decrease in Net Assets Resulting from Operations	$(3,173,725)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$152,583	$418,990
Net Realized Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(4,309,139)	(2,925,309)
Net Change in Unrealized Appreciation on Investments, Forward Foreign Currency Contracts and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	982,831	1,815,106

Net Decrease in Net Assets Resulting From Operations	(3,173,725)	(691,213)

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(1,581,747)	(1,541,662)
Investor Class Shares	(49,532)	(26,581)

Total Dividends and Distributions	(1,631,279)	(1,568,243)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	554,891	1,285,338
Reinvestment of Dividends	1,581,747	1,541,661
Redeemed	(7,604,432)	(43,215)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(5,467,794)	2,783,784

Investor Class Shares
Issued	102,851	1,243,000
Reinvestment of Dividends	25,236	7,021
Redeemed	(716,164)	(5,020)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(588,077)	1,245,001

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(6,055,871)	4,028,785

Total Increase (Decrease) in Net Assets	(10,860,875)	1,769,329

Net Assets:
Beginning of Period	50,452,041	48,682,712

End of Period (including Undistributed (Distributions in Excess of) Net Investment Income of ($118,788) and $1,359,908, respectively)	$39,591,166	$50,452,041

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.05		$9.46	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.03		0.08	0.20
Net Realized and Unrealized Loss	(0.52)		(0.19)	(0.74)

Total from Investment Operations	(0.49)		(0.11)	(0.54)

Dividends from:
Net Investment Income	(0.29)		(0.30)	–

Total Dividends	(0.29)		(0.30)	–

Net Asset Value, End of Period	$8.27		$9.05	$9.46

Total Return ‡	(5.52	)%†	(1.14)%	(5.40	)%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$38,660		$48,747	$48,118
Ratio of Expenses to Average Net Assets(1)	1.10	%††	1.10%	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.63	%††	1.57%	1.70	%††
Ratio of Net Investment Income to Average Net Assets	0.69	%††	0.83%	2.19	%††
Portfolio Turnover Rate	94	%†††	121%	107	%†††

*	Commenced operations on November 27, 2013.

**	Per share calculations were performed using average shares for the period.

‡	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

†	Total return is for the period indicated and has not been annualized.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$9.03		$9.44	$10.00

Income (Loss) from Investment Operations:
Net Investment Income**	0.01		0.06	0.16
Net Realized and Unrealized Loss	(0.52)		(0.18)	(0.72)

Total from Investment Operations	(0.51)		(0.12)	(0.56)

Dividends from:
Net Investment Income	(0.27)		(0.29)	–

Total Dividends	(0.27)		(0.29)	–

Net Asset Value, End of Period	$8.25		$9.03	$9.44

Total Return‡	(5.75	)%†	(1.31)%	(5.60	)%†

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$931		$1,705	$564
Ratio of Expenses to Average Net Assets(1)	1.35	%††	1.35%	1.35	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.87	%††	1.82%	2.07	%††
Ratio of Net Investment Income to Average Net Assets	0.27	%††	0.65%	1.76	%††
Portfolio Turnover Rate	94	%†††	121%	107	%†††

*	Commenced operations on November 27, 2013.

**	Per share calculations were performed using average shares for the period.

‡	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

†	Total return is for the period indicated and has not been annualized.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the RSQ International Equity Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund is diversified and its investment objective is long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies located throughout the world, normally excluding the United States. Under normal market conditions, the Fund will invest in at least three countries outside the United States, and at least 65% of its net assets will be invested in non-U.S. companies, in both developed and emerging market countries. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the R Squared Capital Management L.P. (the “Adviser”) of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund enters into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2016, if applicable.

For the six months ended April 30, 2016, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$2,606,259
Average Monthly Notional Contracts Sold	$2,747,448

Over-the-Counter (“OTC”) Derivative Contracts — The risks of investing in OTC derivatives may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. The Fund is party to International Swap Dealers Association, Inc. (“ISDA”) master agreements. These agreements are with select counterparties and they govern transactions, including certain OTC derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

The ISDA master agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA master agreement. If the Fund’s net assets were to decline below an agreed upon level, the Fund may be required to terminate the existing contracts at the existing fair value.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s ISDA master agreements or other similar agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

these contracts and agreements, the cash and/or securities will be made available to the Fund. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2016:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward currency contracts
Goldman Sachs International	$219,241	$(135,574)	$—	$83,667

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

and net of the related collateral excluding any independent amounts received by the Fund as of April 30, 2016:

Counterparty	Derivative Assets Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward currency contracts
Goldman Sachs International	$135,574	$(135,574)	$—	$—

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2016, the Fund was charged $69,681 for these services.

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investor Class Shares that allows the Fund to pay distribution and/or service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The annual distribution and/or service fee for Investor Class Shares of the Fund is 0.25%.

Brown Brothers Harriman acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the six months ended April 30, 2016, the Fund earned cash management credits of $4 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed (effective November 27, 2013) to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.10% and 1.35% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2017. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

As of April 30, 2016, fees which were previously waived by the Adviser that can be recaptured up to the expense cap in place at the time the expenses were waived, $134,250, $257,094 and $243,521 expiring in 2017, 2018 and 2019, respectively.

6. Share Transactions:

	Six-Month Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Shares Transactions:
Institutional Class Shares
Issued	62,990	133,009
Reinvestment of Dividends	184,138	169,787
Redeemed	(955,946)	(4,779)

Increase (Decrease) in Institutional Class Shares	(708,818)	298,017

Investor Class Shares
Issued	12,365	128,816
Reinvestment of Dividends	2,941	773
Redeemed	(91,292)	(558)

Increase (Decrease) in Investor Class Shares	(75,986)	129,031

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2016, were as follows:

Purchases
U.S. Government	$—
Other	39,915,358
Sales
U.S. Government	$—
Other	47,173,417

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

Ordinary Income
2015	$1,568,243
2014	—

As of October 31, 2015, the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$1,370,422
Capital Loss Carryforwards	(7,058,458)
Unrealized Appreciation	786,798
Other Temporary Differences	46,124

Total Accumulated Losses	$(4,855,114)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$6,533,683	$524,775	$7,058,458

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$35,968,828	$2,421,981	$(513,689)	$1,908,292

9. Concentration of Risks:

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned, if applicable.

10. Other:

At April 30, 2016, the number of shareholders below held the following percentage of the outstanding shares of the Fund:

	# of Shareholders	% of Outstanding Shares
Institutional Class	2	100%
Investor Class	2	89%

The Institutional Class shareholders are comprised of two omnibus accounts which are held on behalf of various individual shareholders and one account which is an affiliate of the Adviser. The Investor Class shareholders are comprised of two omnibus accounts which are held on behalf of various individual shareholders and one account which is an affiliate of the Adviser.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$944.80	1.10%	$5.32
Investor Class Shares	1,000.00	942.50	1.35	6.52
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.39	1.10%	$5.52
Investor Class Shares	1,000.00	1,018.15	1.35	6.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 17, 2015 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception. The Trustees also reviewed reports

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means,

THE ADVISORS’ INNER CIRCLE FUND II	RSQ INTERNATIONAL
EQUITY FUND
APRIL 30, 2016

including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

RSQ International Equity Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-355-4RSQ

Adviser:

R Squared Capital Management L.P.

299 Park Avenue, 6th Floor

New York, NY 10171

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RSQ-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016